Borrowings (Details 3) $ in Millions	Nov. 01, 2015 USD ($)	Oct. 31, 2015 USD ($) item
Debt instruments
Maximum borrowing capacity under credit facility		$ 832
Aggregate future maturities of debt outstanding including capital lease obligations
2016		2,203
2017		26
2018		20
2019		404
2020		3
Thereafter		6,112
Total		8,768
Premium on debt issuance		103
Discount on debt issuance		9
Early Debt Redemption
Debt instruments
Term of credit facility	5 years
Credit facility expiring March 2017
Debt instruments
Amount available under credit facility		$ 3,000
Term of credit facility		5 years
Credit facility expiring April 2019
Debt instruments
Amount available under credit facility		$ 4,500
Term of credit facility		5 years
Revolving credit facility
Debt instruments
Maximum borrowing capacity under credit facility		$ 4,000
Amount available under credit facility	$ 4,500
Term of credit facility	5 years
Commercial paper
Debt instruments
Number of commercial paper programs | item		2
Amount available under credit facility		$ 16,000
Hewlett-Packard International Bank PLC | Commercial paper
Debt instruments
Maximum borrowing capacity under credit facility		$ 4,000